Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－ 19 SUBSEQUENT EVENTS

On 23 April 2025, the Group incorporated a new wholly owned subsidiary, iO3 Sdn Bhd, in Malaysia. iO3 Sdn. Bhd is wholly owned by the Group’s Singapore-based subsidiary, iO3 Pte Ltd. and it is mainly engaged in the business of satellite communications and software.

On July 29, 2025, the Board has approved the Equity Incentive Plan (the “Plan”), pursuant to which the Company is authorized to issue up to 6,412,500 ordinary shares, of par value of $0.00625 each in the form of incentive share options, nonstatutory share options, restricted shares, restricted share units and share appreciation rights to employees, directors, and consultants of the Company or any affiliates of the Company. The Plan will expire ten years from the date of approval.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated the impact of all events or transactions that occurred after March 31, 2025, up through the date the Company issued the audited consolidated financial statements. Apart from the transactions disclosed elsewhere in these accompanying consolidated financial statements, the Company did not have any material subsequent events other than disclosed above.